Document And Entity Information	Jun. 24, 2025
Document Information [Line Items]
Entity, Registrant Name	SONDER HOLDINGS INC.
Document, Type	8-K
Document, Period End Date	Jun. 24, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39907
Entity, Tax Identification Number	85-2097088
Entity, Address, Address Line One	447 Sutter St.
Entity, Address, Address Line Two	Suite 405
Entity, Address, Address Line Three	#542
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94108
City Area Code	617
Local Phone Number	300-0956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001819395
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	SOND
Security Exchange Name	NASDAQ
WarrantsEach20WarrantsExercisableForOneShareOfCommonStockAtAnExercisePriceOf23000PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each 20 warrants exercisable for one share of Common Stock at an exercise price of $230.00 per share
Trading Symbol	SONDW
Security Exchange Name	NASDAQ